Borrowings - Narrative (Details) $ in Thousands			1 Months Ended							12 Months Ended
	Oct. 31, 2024 USD ($)	Jun. 06, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) Installment	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2024 USD ($) MtCO2e performance_target component	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2025 shares	Aug. 31, 2024 USD ($)	May 24, 2024 USD ($)	Nov. 30, 2023 USD ($)	Aug. 31, 2022 shares	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,324,848				$ 1,735,573	$ 1,324,848
Proceeds from borrowings										1,844,768	1,537,230	$ 2,587,554
Loss on early retirement of debt	$ 2,470									14,753	0	0
Proceeds from divestitures										59,048	95,749	0
Debt issuance costs										(20,267)	$ (13,776)	$ (34,234)
Number of shares issued | shares													8,500,000
Diversified ABS VI LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary (as a percent)							51.25%
DP Lion Equity Holdco LLC
Disclosure of detailed information about borrowings [line items]
Percentage of equity ownership divested						80.00%					80.00%
Proceeds from divesture of business						$ (30,000)
Investment in subsidiary						7,500				5,566	$ 7,500
Credit Facility & Term Loan II
Disclosure of detailed information about borrowings [line items]
Notional amount	385,000
Available borrowing										86,690
Borrowings						$ 159,000				$ 284,400	$ 159,000
Borrowings covenant, maximum total debt to EBITDAX ratio																	3.25
Borrowings covenant, minimum current assets to current liabilities ratio																	1.00
Interest rate						8.66%				8.63%	8.66%
Number of sustainability-linked performance targets | performance_target										3
Sustainability-linked performance targets, TRIR Performance, period for average calculation										2 years
Sustainability-linked performance targets, TRIR Performance, multiplier										200,000
Credit Facility & Term Loan II | Covenant One
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio																	1.5
Borrowings covenant, borrowing base availability percentage																	25.00%
Credit Facility & Term Loan II | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, borrowing base availability percentage																	15.00%
Credit Facility & Term Loan II | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, borrowing base availability percentage																	20.00%
Credit Facility & Term Loan II | Covenant Four
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio | shares																	2.0
Credit Facility & Term Loan II | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, Adjustment To Interest Rate Basis For Failure To Achieve Sustainability-Linked Performance Targets										0.0005
Credit Facility & Term Loan II | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio																	1.5
Credit Facility & Term Loan II | Bottom of range | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio																	2.0
Credit Facility & Term Loan II | Bottom of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread																	2.75%
Credit Facility & Term Loan II | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, Adjustment To Interest Rate Basis For Failure To Achieve Sustainability-Linked Performance Targets										(0.0005)
Credit Facility & Term Loan II | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio																	2.0
Credit Facility & Term Loan II | Top of range | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio																	2.5
Credit Facility & Term Loan II | Top of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread																	3.75%
Credit Facility, letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 13,910
Term Loan I
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 160,000
Borrowings						$ 106,470				$ 88,948	$ 106,470
Discount percentage								1.00%
Proceeds from borrowings								$ 158,400
Interest rate								6.50%		6.50%
Term Loan II
Disclosure of detailed information about borrowings [line items]
Available borrowing										$ 11,149
Borrowings	95,000					0				$ 83,851	0			$ 65,000
Interest rate										8.83%
Borrowings on term loan	82,651													60,000
Borrowings on revolving loan	$ 12,349													$ 5,000
Term Loan II | Two Thousand Twenty Five, February
Disclosure of detailed information about borrowings [line items]
Fixed amortization of monthly principal loan payments										$ 500
Term Loan II | Two Thousand Twenty Five, July
Disclosure of detailed information about borrowings [line items]
Fixed amortization of monthly principal loan payments										$ 1,000
Term Loan II | Bottom of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread										3.75%
Term Loan II | Top of range | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread										4.75%
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 200,000
Borrowings						100,898				$ 80,157	100,898
Interest rate										5.00%										5.00%
ABS I Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged																				85.00%
ABS I Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																				25.00%
Debt service coverage ratio																				1.25
ABS I Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																				50.00%
ABS I Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																				100.00%
Debt service coverage ratio																				1.15
Production tracking rate																				80.00%
Loan to value ratio																				85.00%
ABS I Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																				100.00%
ABS I Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																				50.00%
ABS I Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																				1.15
ABS I Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																				100.00%
ABS I Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																				1.25
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 200,000
Borrowings						125,922				$ 102,431	125,922
Discount percentage									2.775%
Proceeds from borrowings									$ 183,617
Interest rate									5.25%	5.25%
ABS II Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged									85.00%
ABS II Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									100.00%
Debt service coverage ratio									1.15
ABS II Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									50.00%
ABS II Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									0.00%
Debt service coverage ratio									1.25
ABS II Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									100.00%
Production tracking rate									80.00%
Percentage of excess payments to be made if performance metrics are not met									0.00%
ABS II Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									100.00%
Loan to value ratio									65.00%
Percentage of excess payments to be made if performance metrics are not met									0.00%
ABS II Notes | Covenant Six
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									50.00%
Loan to value ratio									40.00%
Percentage of excess payments to be made if performance metrics are not met									0.00%
Hedging agreement, period									30 months
ABS II Notes | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									50.00%
Percentage of excess payments to be made if performance metrics are not met									0.00%
ABS II Notes | Covenant Eight
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									100.00%
Loan to value ratio									40.00%
Percentage of excess payments to be made if performance metrics are not met									0.00%
ABS II Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									50.00%
ABS II Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio									1.15
ABS II Notes | Bottom of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes									85.00%
ABS II Notes | Bottom of range | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Loan to value ratio									40.00%
ABS II Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met									100.00%
ABS II Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio									1.25
ABS II Notes | Top of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes									95.00%
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 365,000
Borrowings						274,710				$ 0	274,710
Interest rate										4.875%									4.875%
Loss on early retirement of debt					$ 10,649
ABS III Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			0.00%
Debt service coverage ratio																			1.25
ABS III Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			50.00%
ABS III Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
Debt service coverage ratio																			1.15
ABS III Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
Production tracking rate																			80.00%
Percentage of excess payments to be made if performance metrics are not met																			0.00%
ABS III Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
Loan to value ratio																			65.00%
Percentage of excess payments to be made if performance metrics are not met																			0.00%
ABS III Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			50.00%
ABS III Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																			1.15
ABS III Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
ABS III Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																			1.25
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Notional amount																			$ 160,000
Borrowings						99,951				$ 79,653	99,951
Interest rate										4.95%									4.95%
Increase in interest rate if sustainability score is less than minimum threshold										0.0005
ABS IV Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			0.00%
Debt service coverage ratio																			1.25
ABS IV Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			50.00%
ABS IV Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
Debt service coverage ratio																			1.15
ABS IV Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
Production tracking rate																			80.00%
Percentage of excess payments to be made if performance metrics are not met																			0.00%
ABS IV Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
Loan to value ratio																			65.00%
Percentage of excess payments to be made if performance metrics are not met																			0.00%
ABS IV Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			50.00%
ABS IV Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																			1.15
ABS IV Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																			100.00%
ABS IV Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																			1.25
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Notional amount																		$ 445,000
Borrowings						290,913				$ 0	290,913
Interest rate										5.78%								5.78%
Loss on early retirement of debt					$ 10,649
ABS V Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		0.00%
Debt service coverage ratio																		1.25
ABS V Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		50.00%
ABS V Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		100.00%
Debt service coverage ratio																		1.15
ABS V Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		100.00%
Production tracking rate																		80.00%
Percentage of excess payments to be made if performance metrics are not met																		0.00%
ABS V Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		100.00%
Loan to value ratio																		65.00%
Percentage of excess payments to be made if performance metrics are not met																		0.00%
ABS V Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		50.00%
ABS V Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																		1.15
ABS V Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met																		100.00%
ABS V Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio																		1.25
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 235,750
Borrowings						159,357				$ 242,010	159,357
Discount percentage							2.63%
Interest rate							7.50%			7.50%
Borrowings		$ 132,576
Number of sustainability-linked performance targets | performance_target										2
Borrowings, Adjustment To Interest Rate Basis For Failure To Achieve Sustainability-Linked Performance Targets										(0.0025)
Number of key components of framework | component										5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e										2.85
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e										1.12
ABS VI Notes | Group and Oaktree
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 460,000
ABS VI Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Debt service coverage ratio							1.15
ABS VI Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							50.00%
ABS VI Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							0.00%
Debt service coverage ratio							1.25
ABS VI Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Production tracking rate							80.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
ABS VI Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Loan to value ratio							75.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
ABS VI Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							50.00%
ABS VI Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio							1.15
ABS VI Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
ABS VI Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio							1.25
ABS VII Class A Notes
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 142,000
Interest rate																8.243%
ABS VII Class B Notes
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 20,000
Interest rate																12.725%
ABS VIII Class A-1 Note
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 400,000
Interest rate															7.076%
ABS VIII Class A-2 Note
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 210,000
Interest rate															7.67%
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						0				$ 585,747	0
Interest rate										7.28%
Number of sustainability-linked performance targets | performance_target										2
Borrowings, Adjustment To Interest Rate Basis For Failure To Achieve Sustainability-Linked Performance Targets										(0.0025)
Number of key components of framework | component										5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e										2.73
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e										0.75
ABS VIII Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
Debt service coverage ratio															1.45
ABS VIII Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															50.00%
ABS VIII Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															25.00%
Debt service coverage ratio															1.50
ABS VIII Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
Production tracking rate															80.00%
Percentage of excess payments to be made if performance metrics are not met															25.00%
ABS VIII Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
Loan to value ratio															75.00%
Percentage of excess payments to be made if performance metrics are not met															25.00%
ABS VIII Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															25.00%
ABS VIII Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio															1.45
ABS VIII Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
ABS VIII Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio															1.50
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 76,500
Interest rate spread				3.75%
Borrowings				$ 71,000		$ 0				$ 75,316	$ 0
Interest rate										6.891%
Loss on early retirement of debt			(1,634)
Net Proceeds in Borrowings				66,343
Restricted Cash Interest Reserve				(3,060)
Debt issuance costs				$ (1,597)
ABS IX Class A Note
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 71,000
Interest rate			6.555%
ABS IX Class B Note
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 5,500
Interest rate			11.235%
Oaktree Seller’s Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			9.00%	8.00%
Notes and debentures issued				$ 83,348
Borrowings, number of installment payments | Installment				3